DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 28, 2020	Apr. 14, 2020	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Debt conversion, value												$ 3,441,401
Loss on extinguishment of debt										$ (503,762)
Procceds from convertible debt										142,500			$ 30,000
Fair value of convertible bridge notes												$ 3,598,000	2,440,090
Conversion price per share						$ 0.22						$ 0.22
Fair value of convertible bridge notes												$ 1,110,674
Change in fair value of convertible bridge notes							$ (1,343,236)			(1,666,422)		(3,170,236)	1,057,877
Loans payable												142,929
Paycheck Protection Program Loan - current portion												34,163
Paycheck Protection Program Loan - net of current portion												108,779
Proceeds from related party debt										335,873		338,373	788,500
Loss of notes payable convertible to equity												$ 27,169
Series B Preferred Stock [Member]
Short-term Debt [Line Items]
Debt interest amount					53,061
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Proceeds from loans		$ 142,942
Debt instrument, interest rate		1.00%
Debt Instrument, Maturity Date, Description		April 2022
Debt Instrument, Decrease, Forgiveness		$ 142,492
Debt instrument maturity date		Apr. 14, 2022
Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion into shares												13,312,175
Conversion price per share						$ 0.16
Senior Secured Convertible Debentures [Member]
Short-term Debt [Line Items]
Convertible promissory note					35,000		165,000		35,000	165,000		$ 137,500	165,000
Debt conversion, value												$ 41,250
Debt conversion into shares	27,500											125,000
Conversion price per share	$ 0.22
Debenture [Member]
Short-term Debt [Line Items]
Debt conversion, value						$ 102,500
Debt conversion into shares						517,086
Loss on extinguishment of debt						$ 356,454
Debt, Current					35,000				35,000
Bridge Offering [Member] | In 2017 and 2018 [Member]
Short-term Debt [Line Items]
Procceds from convertible debt									2,771,908			$ 2,771,908
Bridge Offering [Member] | In 2017 and 2018 [Member] | Three Directors [Member]
Short-term Debt [Line Items]
Debt conversion, value									156,368			156,368
Bridge Offering [Member] | In 2017 and 2018 [Member] | One Shareholder [Member]
Short-term Debt [Line Items]
Debt conversion, value									11,784			11,784
Follow-On Bridge Offering [Member]
Short-term Debt [Line Items]
Debt conversion, value				$ 50,000
Debt conversion into shares			24,538	24,538
Annual interest rate, description				one of the original Bridge Notes for $50,000 plus $7,664 accrued interest was converted by its holder into 24,538 shares of common stock. Maturity for the Bridge Notes was 36 months from issuance (24 months for the Bridge Notes issued in 2018 and 2019) with 15% annual interest which is capitalized each year into the principal of the Bridge Notes and paid in kind.
Accrued interest				$ 7,664
Follow-On Bridge Offering [Member] | Investors [Member]
Short-term Debt [Line Items]
Bridge offering amount													30,000
Bridge Notes [Member]
Short-term Debt [Line Items]
Debt conversion, value						$ 4,378,488						$ 3,017,499
Debt conversion into shares						6,578,701						13,312,175
Loss on extinguishment of debt									744,205			$ 495,320
Debt, Current												$ 137,500
Debt, term				36 months								36 months
Debt principal and accrued capitalized interest												$ 1,400,000
Bridge Notes [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion, value												495,320
Debt conversion into shares						6,627,692
Bridge Notes [Member] | Holders [Member]
Short-term Debt [Line Items]
Debt principal and accrued interest												2,900,000
Bridge Notes [Member] | Related Parties [Member]
Short-term Debt [Line Items]
Debt principal and accrued interest												$ 413,469
Two Thousand Eighteen And Two Thousand Nineteen Bridge Notes [Member]
Short-term Debt [Line Items]
Debt, term											24 months	24 months
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Fair Value Disclosure					0				0			$ 0
Fair value of convertible bridge notes					$ 1,348,237		$ 1,666,422		$ 1,348,237	$ 1,666,422
Fair value of convertible bridge notes												3,598,000	2,981,000
Convertible bridge notes, principal amount due												836,878	2,801,908
Change in fair value of convertible bridge notes												$ (3,170,236)	$ 1,057,877
Promissory Note [Member] | Series B Preferred Stock [Member]
Short-term Debt [Line Items]
Debt conversion into shares												156
Convertible bridge notes, principal amount due												$ 171,000
Debt interest amount												$ 5,611
Promissory Note [Member] | Unrelated Third Party [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate								8.00%
Proceeds from related party debt								$ 171,000
Promissory Note [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt conversion into shares												93,686